SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2017
Summary Of Significant Accounting Policies Tables
Schedule of Earnings Per Share, Basic and Diluted

	For the Nine Months Ended
	September 30,
	2017	2016
Numerator
Net loss	$(97,708)	$(33,007)
Denominator
Weighted average common shares outstanding – basic	10,360,000	10,360,000
Dilution associated with stock subscription	-	-
Weighted average common shares outstanding – diluted	10,360,000	10,360,000

Loss per share	$(0.009)	$(0.003)